Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Company’s Loss Before Income Taxes

The Company’s loss before income taxes includes the following components:

	Years Ended December 31,
	2025	2024
United States loss before income taxes	$18,175,072	$7,639,148
China loss before income taxes	85,904	264,246
Total loss before income taxes	$18,260,976	$7,903,394

Schedule of Components of Income Taxes Expense (Benefit)

Components of income taxes expense (benefit) consisted of the following:

	Years Ended December 31,
	2025	2024
Current:
U.S. federal	$-	$-
U.S. state and local	-	-
China	-	-
Total current income taxes expense	$-	$-
Deferred:
U.S. federal	$(3,585,262)	$(4,874)
U.S. state and local	(1,213,867)	(1,650)
China	77,641	93,437
Total deferred income taxes (benefit)	$(4,721,488)	$86,913
Change in valuation allowance	4,721,488	(86,913)
Total income taxes expense	$-	$-

Schedule of U.S. Statutory Rate and the Company’s Effective Tax Rate

The table below summarizes the differences between the U.S. statutory rate and the Company’s effective tax rate for the years ended December 31, 2025 and 2024:

	Years Ended December 31,
	2025	2024
U.S. federal rate	21.0%	21.0%
U.S. state rate	7.1%	6.4%
Permanent difference	(4.2)%	(1.3)%
Non-US rate differential	0.0%	0.1%
True ups	1.9%	(27.3)%
U.S. valuation allowance	(25.9)%	1.1%
Total provision for income taxes	0.0%	0.0%

Schedule of Deferred Taxes

The Company’s components of deferred taxes as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets
Stock-based compensation	$1,410,079	$1,598,257
Disallowed business interest deduction	-	-
Research and development expense	81,638	106,783
Accrued directors’ compensation	102,166	104,977
Accrued settlement	301,047	140,904
Partnership investment	-	2,167,965
Lease liability	1,687	1,687
Capital loss limitation	1,846,243	149,394
Net operating loss carryforward	22,942,772	17,648,077
Total deferred tax assets, gross	26,685,632	21,918,044
Valuation allowance	(26,506,126)	(21,784,638)
Total deferred tax assets, net	$179,506	$133,406
Deferred tax liabilities
Fixed assets and intangible assets book/tax basis difference	$(179,506)	$(133,406)
Right-of-use assets	-	-
Total deferred tax liabilities	$(179,506)	$(133,406)
Net deferred tax assets	$-	$-